Segment Reporting	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
9.	SEGMENT REPORTING

We organize and manage our business by the following two segments which meet the definition of reportable segments under ASC280-10, Segment Reporting: Sales of Goods and Services. These segments are based on the customer type of products or services provided and are the same as our business units. Separate financial information is available and regularly reviewed by our chief operating officer- decision maker, who is our chief executive officer, in making resource allocation decisions for our segments. Our chief operating officer- decision maker evaluates segment performance to the GAAP measure of gross profit.

	Three Months
	Ended
	April 30,
	2025	2024

Net sales
Pocono Pharmaceuticals	$667,432	$408,532
4P Therapeutics	-	-
	667,432	408,532
Gross profit
Pocono Pharmaceuticals	251,981	164,786
4P Therapeutics	-	-
	251,981	164,786
Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	151,528	154,394
Selling, general and administrative-4P Therapeutics	19,999	24,354
Selling, general and administrative-Corporate	810,525	900,980
Research and development-4P Therapeutics	683,426	974,535
	1,665,478	2,054,263
Depreciation and Amortization
Pocono Pharmaceuticals	$48,213	$56,823
Corporate	-	3,011
4P Therapeutics	9,267	9,267
	$57,480	$69,101

The following table presents information about net sales and property and equipment, net of accumulated depreciation, in the United States and elsewhere.

	Three Months
	Ended
	April 30,
	2025	2024
Net sales
United States	$667,432	$408,532
Outside the United States	-	-
	$667,432	$408,532
	April 30,	January 31,
	2025	2025
Property and equipment, net of accumulated depreciation
United States	$658,073	$695,063
Outside the United States	-	-
	$658,073	$695,063
Assets
Corporate	$2,869,688	$4,205,577
Pocono Pharmaceuticals	1,427,893	1,404,285
4P Therapeutics	1,854,600	1,859,793
	$6,152,181	$7,469,655

7.	SEGMENT REPORTING

We organize and manage our business by the following two segments which meet the definition of reportable segments under ASC280-10, Segment Reporting: Sales of Goods and Services. These segments are based on the customer type of products or services provided and are the same as our business units. Separate financial information is available and regularly reviewed by our chief officer decision maker, who is our chief executive officer, in making resource allocation decisions for our segments. Our chief officer decision maker evaluates segment performance to the GAAP measure of gross profit.

	Years Ending January 31,
	2025	2024
Net sales
Pocono Pharmaceuticals	$2,139,537	$1,920,280
4P Therapeutics	-	165,034
	2,139,537	2,085,314
Gross profit
Pocono Pharmaceuticals	743,317	744,391
4P Therapeutics	-	117,714
	743,317	862,105
Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	661,805	606,275
Selling, general and administrative-4P Therapeutics	136,294	236,953
Selling, general and administrative-Corporate	3,515,711	2,930,378
Goodwill and intangibles impairment	3,595,216	-
Research and development-4P Therapeutics	3,119,134	1,960,425
	11,028,160	5,734,031
Depreciation and Amortization
Pocono Pharmaceuticals	$235,941	$222,159
Corporate	12,043	13,986
4P Therapeutics	37,070	51,577
	$285,054	$287,722

The following table presents information about net sales and property and equipment, net of accumulated depreciation, in the United States and elsewhere.

	Years Ending January 31,
	2025	2024
Net sales
United States	$2,139,537	$2,085,314
Outside the United States	-	-
	$2,139,537	$2,085,314

	January 31,	January 31,
	2025	2024
Property and equipment, net of accumulated depreciation
United States	$695,063	$774,924
Outside the United States	-	-
	$695,063	$774,924
Assets
Corporate	$4,205,577	$339,552
Pocono Pharmaceuticals	1,404,585	5,079,293
4P Therapeutics	1,859,793	2,098,309
	$7,469,955	$7,517,154